Acquisitions, Investments and Disposals	12 Months Ended
Dec. 31, 2012
Acquisitions, Investments and Disposals
3.	ACQUISITIONS, INVESTMENTS AND DISPOSALS

As disclosed in the preceding note, the Group experienced significant growth through acquisitions. The following describes business combinations between January 1, 2010 and December 31, 2012.

(a)	Cognor Stahlhandel GmbH

On September 25, 2012, the Group acquired a 100% interest in Cognor Stahlhandel GmbH (“Cognor”), a metallurgical trader located in Austria, for $29,056 paid in cash. Before the acquisition, the 100% of the shares of Cognor were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 9(a)). The acquisition is consistent with the Group’s strategy to expand its sales network and enlarge its client base. Cognor is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Cognor are included in the consolidated financial statements from the date of acquisition of control, September 25, 2012. The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)

Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Goodwill of $61,949 arising from the Group’s acquisition of Cognor represents expected benefits from the synergies related to the expansion of the trading activities and strengthening the position in the European market. As a result of the impairment analysis, an impairment loss of $62,118 for the year ended December 31, 2012 was recognized (refer to Note 23).

(b)	Lomprom Rostov

On November 22, 2012, the Group acquired 100% of the shares of Lomprom Rostov, a factory performing collection and storage of scrap metal located in Shakhty, Russia, for a consideration of $100 paid in cash. Before the acquisition, the 100% of the shares of Lomprom Rostov were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 9(a)). The acquisition is consistent with the Group’s program to decrease the cost of steel products production, in particular, the cost of production based on smelt-furnace. Lomprom Rostov is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Lomprom Rostov are included in the consolidated financial statements from the date of acquisition of control, November 22, 2012.

The purchase price allocation is preliminary, pending the receipt of the final property, plant and equipment and other identifiable assets appraisal. The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

November 22, 2012
Cash and cash equivalents	76
Other current assets	4,758
Property, plant and equipment	23,371
Other non-current assets	2
Current liabilities	(18,404)
Non-current liabilities	(22,416)
Deferred income taxes	(117)

Fair value of net assets (liabilities) acquired	(12,730)
Goodwill	12,830

Total investment	100

Goodwill of $12,830 (subject to the purchase price allocation finalization) arising from the Group’s acquisition of Lomprom Rostov represents expected benefits from the synergies related to the reduction in production costs from using scrap in the Group’s subsidiaries melting operations.

(c)	Donetsk Electrometallurgical Plant

On December 22, 2011, the Group acquired 100% of the shares of Daveze Ltd, which held 100% of ownership interest in Donetsk Electrometallurgical Plant (“DEMP”), a steel plant located in Donetsk, Ukraine, for a consideration of $537,000 to be paid in monthly installments during the period from December 2011 until December 2018. The acquisition is consistent with the Group’s program to expand its production and sales of steel products, in particular, continuously-cast billets and rolls of specialty steel that are exported to the United States and Europe. DEMP is included in the Steel segment.

This business combination was accounted for using the acquisition method of accounting. The results of operations of DEMP are included in the consolidated financial statements from the date of acquisition of control, December 22, 2011. The fair value of purchase consideration at the date of acquisition of control was determined by the Group based on the amount of discounted cash payments that should be made by the Group until December 2018. The discount rate used is 8.37% per annum. The present value of purchase consideration as of December 22, 2011 amounted to $421,929. The amount of consideration outstanding as of December 31, 2012 and 2011 was $344,816 and $351,404, respectively, out of which $282,094 and $319,822, respectively, was recorded in Other long-term liabilities and $62,782 and $31,582, respectively, was recorded in Other current liability in accordance with the payment schedule. As of December 31, 2012 and 2011, these liabilities were secured with the pledge of 100% of the shares of Daveze Ltd, 100% of the shares of DEMP and property, plant and equipment totaling $80,342 and $90,153, respectively.

In the consolidated financial statements for the year ended December 31, 2011, the purchase price allocation was preliminary, pending the receipt of the final property, plant and equipment and other identifiable asset appraisal. During 2012, the Group completed the valuation and finalized the purchase price allocation for DEMP.

The following table summarizes the provisional values and adjustments to them to arrive to the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	480	—	480
Other current assets	230,402	—	230,402
Property, plant and equipment	233,101	21,723	254,824
Other non-current assets	1,457	—	1,457
Current liabilities	(210,699)	—	(210,699)
Non-current liabilities	(24,801)	—	(24,801)
Deferred income taxes	(31,692)	(3,564)	(35,256)

Fair value of net assets acquired	198,248	18,159	216,407
Goodwill	223,681	(18,159)	205,522

Total investment	421,929	—	421,929

Goodwill of $205,522 arising from the Group’s acquisition of DEMP represented expected benefits from the synergies related to continuously-cast billets and rolls of specialty steel products trading and strengthening the position in the European and United States markets. As a result of the impairment analysis, an impairment loss of $205,522 for the year ended December 31, 2012 was recognized (refer to Note 23).

(d)	Toplofikatsia Rousse

On December 17, 2007, the Group acquired a 49% interest in Toplofikatsia Rousse (“TPP Rousse”), a power plant located in Rousse, Republic of Bulgaria, for $73,539 paid in cash. The purchase of 49% shares was accounted for using the equity method of accounting and was included within Long-term investments in related parties until December 9, 2010 (refer to Note 9(g)).

On December 9, 2010, the Group acquired the remaining 51% of the common shares of TPP Rousse for $71,932 paid in cash. As a result the Group increased its share in the share capital of TPP Rousse up to 100% from the previously owned 49%.

The business combination was accounted for using the acquisition method of accounting. The results of operations of TPP Rousse were included in the consolidated financial statements from the date of acquisition of control, December 9, 2010. The purchase price allocation was preliminary, pending the receipt of the final property, plant and equipment and other identifiable asset appraisal. During 2011, the Group completed the valuation and finalized the purchase price allocation for TPP Rousse.

The following table summarizes the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

December 9, 2010
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	50,491
Intangible assets	28,921
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(3,436)

Fair value of net assets acquired	55,810
Goodwill	85,232

Total investment	141,042

Goodwill of $85,232 arising from the Group’s acquisition of TPP Rousse represents expected benefits from the synergies related to the vertical integration of the Group’s business and expansion into additional markets for steam coal, which is used to fuel power plants in the European Union. The results of TPP Rousse as discontinued operations are included in the Power segment. Refer to Note 3(e).

(e)	Discontinued operations

On December 13, 2012, the Group entered into an agreement with a third party to sell 100% of the shares of TPP Rousse for a consideration of approximately $25,000 (subject to a final adjustment). The transfer of shares requires obtaining regulatory approval and is expected to be completed in May 2013. The disposal of TPP Rousse is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

The receivables under the sale and purchase agreement and intercompany receivables for the coal supply that existed as of the date of disposal are secured in favor of the Group by the pledge of TPP Rousse shares and receivables of TPP Rousse for electricity sold. As of December 31, 2012 and 2011, the intragroup accounts payable (due to the Group) amounted to $18,388 and $12,055, respectively. The intragroup sales to TPP Rousse included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $35,248, $33,851 and $4,965 during the years ended December 31, 2012, 2011 and 2010, respectively.

In the previous periods, the Group’s transactions with TPP Rousse were mainly represented by the coal supply to TPP Rousse, which are likely to be ceased after the disposal of this entity. The Group will not have any significant continuing involvement in the operations of TPP Rousse after the disposal transaction.

As at December 31, 2012, the Group classified TPP Rousse as held for sale (assets and liabilities of discontinued operations) and excluded the result of TPP Rousse from continuing operations and reported them as discontinued operations for the year ended December 31, 2012 and prior periods.

Following the classification of TPP Rousse as held for sale, the fair value of net assets was determined. The impairment loss of goodwill and long-lived assets of $82,742 and $13,031, respectively, for the year ended December 31, 2012 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in consolidated statements of operations and comprehensive income under the “Net loss from discontinued operations, net of income taxes” line.

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Revenue, net	37,010	38,991	4,355
Net loss from discontinued operations before income taxes	(110,668)	(9,240)	(574)
Income tax benefit (expense)	2,239	870	(26)

Net loss from discontinued operations, net of income taxes	(108,429)	(8,370)	(600)

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Condensed balance sheet selected data
Cash and cash equivalents	3,035	731
Accounts receivable, net of allowance for doubtful accounts	5,681	8,114
Inventories	5,854	6,201
Prepayments and other current assets	533	1,163
Property, plant and equipment and other non-current assets, net	44,120	—

Total current assets of discontinued operations	59,223	16,209

Property, plant and equipment, net	—	48,400
Other non-current assets	—	18,695
Goodwill	—	83,513

Total non-current assets of discontinued operations	—	150,608

Accounts payable and accrued expenses	3,800	4,960
Short-term borrowings and current portion of long-term debt	12,234	—
Other current liabilities	1,767	223

Total current liabilities of discontinued operations	17,801	5,183

Long-term debt	—	13,495
Deferred income taxes	—	2,713
Other non-current liabilities	—	1,129

Total non-current liabilities of discontinued operations	—	17,337

The results of TPP Rousse as discontinued operations are included in the Power segment.

(f)	Ramateks

On June 18, 2010, the Group acquired 100% of the shares of Ramateks group of companies (“Ramateks”) for a consideration of $3,000 paid in cash. Ramateks includes two trading entities selling primarily steel products in Turkey. The acquisition is consistent with the Group’s program to expand its sales network and enlarge its client base.

This business combination was accounted for using the acquisition method of accounting. The results of operations of Ramateks are included in the consolidated financial statements from the date of acquisition of control, June 18, 2010. The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

June 18, 2010
Cash and cash equivalents	360
Other current assets	15,419
Property, plant and equipment	7,276
Deferred income taxes	740
Current liabilities	(21,025)
Long-term liabilities	(2,190)

Fair value of net assets acquired	580
Goodwill	2,420

Total investment	3,000

Goodwill of $2,420 arising from the Group’s acquisition of Ramateks represents expected benefits from the synergies related to the expansion of the trading activities and strengthening the position in the European market. Ramateks is included in the Steel segment.

(g)	Donau Commodities SRL and Laminorul S.A.

On February 25, 2010, the Group acquired 100% of the shares of Donau Commodities SRL, which held 90.9% of ownership interest in Laminorul S.A., a steel plant located in Braila, Romania, for a consideration of 8.7 million euros paid in cash. The acquisition is consistent with the Group’s program to expand its production and sales of steel products, in particular related to construction and building industries in Romania.

This transaction was accounted for using the acquisition method of accounting. The difference between the consideration paid and the fair value of net assets acquired was recorded as a bargain purchase. The results of operations of Donau Commodities SRL and Laminorul S.A. are included in the consolidated financial statements from the date of acquisition of control, February 25, 2010. The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

February 25, 2010
Cash and cash equivalents	812
Other current assets	22,108
Property, plant and equipment	36,380
Other non-current assets	365
Current liabilities	(30,332)
Deferred income tax	(5,197)
Long-term liabilities	(4,779)

Fair value of net assets acquired	19,357
Noncontrolling interest	(1,760)

Gain from bargain purchase	(5,746)

Total investment	11,851

A gain from bargain purchase of $5,746 arising from the acquisition of Donau Commodities SRL and Laminorul S.A. is a result of the decision of the former owners to sell these companies and turn their attention to other businesses due to the operational difficulties experienced by these entities and lack of sufficient working capital to finance business operations. This gain from bargain purchase was recognized in consolidated statement of operations and comprehensive income (loss) as a component of other income (expense).

Donau Commodities SRL and Laminorul S.A. are included in the Steel segment.

(h)	Goodwill

Balance at December 31, 2009	894,374

Acquisition of TPP Rousse (Note 3(d)), Energy segment	85,232
Acquisition of Ramateks (Note 3(f)), Steel segment	2,420
Acquisition of other subsidiaries, Steel segment	2,371
Discontinued operation—TPP Rousse (Note 3(e)), Steel segment	(85,361)
Translation difference	(14,837)

Balance at December 31, 2010	884,199

Acquisition of DEMP (Note 3(c)), Steel segment	205,522
Acquisition of other subsidiaries	5,678
Translation difference	(45,885)

Balance at December 31, 2011	1,049,514

Acquisition of Cognor (Note 3(a)), Steel segment	61,949
Acquisition of Lomprom (Note 3(b)), Steel segment	12,830
Impairment	(363,640)
Translation difference	38,194

Balance at December 31, 2012	798,847

Goodwill arising on the above acquisitions is not deductible for tax purposes.

(i)	Noncontrolling interests

The following table summarizes changes in noncontrolling interests for the three years ended December 31, 2012, 2011 and 2010:

Balance at December 31, 2009	292,732

Purchase of noncontrolling interest in subsidiaries by the Group	(7,040)
New acquisitions	1,760
Noncontrolling interests share in subsidiaries’ income from continuing operations	34,761
Translation difference	(2,263)

Balance at December 31, 2010	319,950

Purchase of noncontrolling interest in subsidiaries by the Group	(20)
Effect of changes in ownership of subsidiaries within the Group	880
Noncontrolling interests share in subsidiaries’ income from continuing operations	75,562
Translation difference	(25,035)

Balance at December 31, 2011	371,337

Purchase of noncontrolling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries within the Group	675
Dividends declared to shareholders of noncontrolling interest	(32,113)
Noncontrolling share in subsidiaries’ income from continuing operations	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276

At various dates during 2012, 2011 and 2010, the Group purchased noncontrolling interest in the following subsidiaries:

Year ended December 31, 2010:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	February-December	0.71%	4,947	16,505
Chelyabinsk Metallurgical Plant (CMP)	January-February	0.00%	25	10
Mechel Carbon	June	0.79%	5	308
Other	January-August		303	658

			5,280	17,481

Year ended December 31, 2011:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	—

			(860)	283

Year ended December 31, 2012:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Izhstal	October	1.63%	435	595
Beloretsk Metallurgical Plant (BMP)	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

On different dates from February through December 2010, the Group acquired 0.71% of voting shares of SKCC for $16,505 paid in cash. The purchase of noncontrolling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2010.

During 2010, Mechel OAO exchanged the 100% of interest in the BCG Companies for the common shares of Mechel-Mining OAO and made additional capital contributions increasing the Group’s interest in Mechel-Mining OAO up to 98.69%. These transactions resulted in a dilution of the noncontrolling interest in Mechel-Mining OAO. The exchange of shares was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2010 as an increase in the additional paid-in capital in the amount of $528.

On different dates from January through December 2011, the Group acquired 0.02% of voting shares of SKCC from third parties for $283 paid in cash. The purchase of noncontrolling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2011.

On different dates from July through August 2012, the Group acquired 0.03% of voting shares of Tomusinsky Open Pit from third parties for $4 paid in cash. The purchase of noncontrolling interest in Tomusinsky Open Pit was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2012.

In October 2012, the Group acquired 1.63% of voting shares of Izhstal for $595 paid in cash. The purchase of noncontrolling interest in Izhstal was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2012.

In March 2012, the Group acquired 0.03% of voting shares of BMP for $33 paid in cash. The purchase of noncontrolling interest in BMP was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2012.

(j)	Pro forma condensed consolidated statement of operations data (unaudited)

The following unaudited pro forma consolidated statement of operations information for (i) 12 months ended December 31, 2012, gives effect to the business combinations that occurred in 2012, as if they had occurred at the beginning of 2012 and (ii) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2012 and 2011, as if they had occurred at the beginning of 2011:

	Year ended December 31,
	2012	2011
Revenue, net	11,490,192	12,853,040
Net (loss) income	(1,681,544)	670,520
Net (loss) income per share	(4.23)	1.43

The business combinations that occurred in 2012 contributed $97,923 to consolidated revenues and $9,471 of net loss to the Group’s consolidated net loss for the year ended December 31, 2012 from the dates of such acquisitions.

There were no significant one-off adjustments directly attributable to the business combinations that occurred in 2012 and were recorded in the Group’s net revenue and net income for the year ended December 31, 2012.

The following unaudited pro forma condensed consolidated statement of operations information for (i) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2011, as if they had occurred at the beginning of 2011 and (ii) 12 months ended December 31, 2010, gives effect to the business combinations that occurred in 2011 and 2010, as if they had occurred at the beginning of 2010:

	Year ended December 31,
	2011	2010
Revenue, net	12,542,894	9,814,858
Net income	687,657	640,336
Net income per share	1.46	1.52

The business combinations that occurred in 2011 contributed $1,792 to consolidated revenues and $1,581 of net loss to the Group’s consolidated net income for the year ended December 31, 2011 from the dates of such acquisitions.

There were no significant one-off adjustments directly attributable to the business combinations that occurred in 2011 and were recorded in the Group’s net revenue and net income for the year ended December 31, 2011.

These unaudited pro forma amounts are provided for informational purposes only and do not purport to present the results of operations of the Group had the transactions assumed therein occurred on or as of the dates indicated, nor is it necessarily indicative of the results of operations, which may be achieved in the future.